Concentrations of risks	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Concentrations of risks

Note 17 – Concentrations of risks

(a) Major customers

For the six months ended June 30, 2022 (Unaudited) and 2021 (Unaudited), no customer accounted for 10% or more of the Company’s total revenues.

For the years ended December 31, 2021 and 2020, no customer accounted for 10% or more of the Company’s total revenues.

As of June 30, 2022 (Unaudited), December 31, 2021 and 2020, no customer accounted for 10% or more of the total balance of accounts receivable.

(b) Major vendors

For the six months ended June 30, 2022, one vendor which is the Company’s related party accounted for approximately 15.7% (Unaudited) of the Company’s total purchases. For the six months ended June 30, 2021, one vendor which is the Company’s related party accounted for approximately 40.8% (Unaudited) of the Company’s total purchases.

For the year ended December 31, 2021, one vendor which is the Company’s related party accounted for approximately 37.3% of the Company’s total purchases. For the year ended December 31, 2020, one vendor which is the Company’s related party accounted for approximately 30.7% of the Company’s total purchases.

As of June 30, 2022, one vendor which is the Company’s related party accounted for approximately 50.2% of the total balance of accounts payable. As of December 31, 2021, one vendor which is the Company’s related party accounted for approximately 87.2% of the total balance of accounts payable. As of December 31, 2020, one vendor which is the Company’s related party accounted for approximately 99.5% of the total balance of accounts payable.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of June 30, 2022, December 31, 2021 and 2020, the Company had cash balance of $202,273 (Unaudited), $180,746 and $242,653 was maintained at DI Scheme banks in Singapore, of $62,195 (Unaudited), $41,606 and $69,617 was subject to credit risk, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Note 16 – Concentrations of risks

(a) Major customers

For the nine months ended September 30, 2022 (Unaudited) and 2021 (Unaudited), no customer accounted for 10% or more of the Company’s total revenues.

As of September 30, 2022 (Unaudited) and December 31, 2021, no customer accounted for 10% or more of the total balance of accounts receivable.

(b) Major vendors

For the nine months ended September 30, 2022, one vendor which is the Company’s related party accounted for approximately 10.1% (Unaudited) of the Company’s total purchases. For the nine months ended September 30, 2021, one vendor which is the Company’s related party accounted for approximately 36.4% (Unaudited) of the Company’s total purchases.

As of September 30, 2022, one vendor which is the Company’s related party accounted for approximately 16.4% of the total balance of accounts payable. As of December 31, 2021, one vendor which is the Company’s related party accounted for approximately 87.2% of the total balance of accounts payable.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of September 30, 2022 and December 31, 2021, the Company had cash balance of $309,180 (Unaudited) and $180,746 was maintained at DI Scheme banks in Singapore, of $191,061 (Unaudited) and $41,606was subject to credit risk, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.